UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/10

Date of reporting period:  3/31/10

Item 1. Schedule of Investments.

Keystone Mutual Funds
Schedule of Investments (Unaudited)		March 31, 2010

Security Description	Shares	Fair Value
COMMON STOCKS - 98.7%
Consumer Merchandising - 13.0%
Amazon.com, Inc. *	23,307	$3,163,459
Apollo Group, Inc. *	95,030	5,824,389
Best Buy, Inc.	40,725	1,732,441
Guess?, Inc.	48,398	2,273,738
Nordstrom, Inc.	57,806	2,361,375
priceline.com Incorporated *	5,936	1,513,680
Scripps Networks Interactive Inc.	53,803	2,386,163
Target Corp.	69,246	3,642,340
Walt Disney Co.	76,944	2,686,115
		25,583,700
Consumer Staples - 7.5%
Colgate-Palmolive Company	24,272	2,069,431
Costco Wholesale Corporation	47,236	2,820,462
General Mills, Inc.	39,948	2,827,919
Philip Morris International, Inc.	135,081	7,045,825
		14,763,637
Energy - 9.2%
Andarko Petroleum Corporation	72,275	5,263,788
Petrohawk Energy Corp. *	285,956	5,799,188
Schlumberger Limited ^	66,291	4,206,827
Weatherford International Ltd. * ^	179,966	2,854,261
		18,124,064
Financial Institutions - 5.3%
Bank of America Corporation	243,342	4,343,655
Goldman Sachs Group, Inc.	20,874	3,561,731
IntercontinentalExchange, Inc. *	23,014	2,581,710
		10,487,096
Health Care Products - 13.5%
Celgene Corp. *	68,728	4,258,387
Gilead Sciences, Inc. *	159,881	7,271,388
Myriad Genetics, Inc. *	200,471	4,821,328
NuVasive, Inc. *	22,902	1,035,170
St. Jude Medical, Inc. *	63,774	2,617,923
Teva Pharmaceutical Industries Ltd. ADR	59,581	3,758,369
WellPoint, Inc. *	42,861	2,759,391
		26,521,956
Industrials - 10.5%
Alliant Techsystems Inc. *	8,376	680,969
Fluor Corp.	96,233	4,475,797
Honeywell International, Inc.	136,153	6,163,646
Terex Corporation *	134,686	3,058,719
Textron Inc.	207,160	4,398,007
United States Steel Corporation	31,065	1,973,249
		20,750,387

	Materials - 3.0%
	Monsanto Co.	83,246	5,945,429

	Technology Services - 12.0%
	Baidu, Inc. ADR *	3,345	1,996,965
	Google, Inc. *	4,136	2,345,153
	Mastercard, Inc.	15,698	3,987,292
	Qualcomm, Inc.	207,419	8,709,524
	The Western Union Company	387,777	6,576,698
			23,615,632
	Technology Software - 23.8%
	Adobe Systems, Inc. *	280,824	9,932,745
	Apple Computer, Inc. *	57,694	13,554,051
	Brocade Communications Systems, Inc. *	277,530	1,584,696
	Hewlett-Packard Co.	223,752	11,892,419
	Microsoft Corporation	48,464	1,418,541
	Oracle Corporation	330,867	8,499,973
			46,882,425
	Utilities - 0.9%
	FPL Group, Inc.	36,671	1,772,309
	TOTAL COMMON STOCKS (Cost $173,597,633)		194,446,635

	MUTUAL FUND INVESTMENTS - 2.1%
	AIM STIT-STIC Prime Portfolio	4,101,890	4,101,890
	TOTAL MUTUAL FUND INVESTMENTS (Cost $4,101,890)		4,101,890

	Total Investments (Cost $177,699,523) - 100.8%		198,548,525
	Liabilities in Excess of Other Assets - (0.8)%		(1,667,257)
	TOTAL NET ASSETS - 100.0%		$196,881,268

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Large Cap Growth Fund
Cost of Investments	$ 180,043,607

Gross unrealized appreciation	24,836,882
Gross unrealized depreciation	(6,331,964)
Net unrealized appreciation	$ 18,504,918

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  Care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2010, the Fund’s investments in securities were classified as follows:

	Fair Value Measurements as of March 31, 2010 Using
	Quoted Prices in			Significant
	Active Markets for		Significant Other	Unobservable
	Identical Assets		Observable Inputs	Inputs
Description	(Level 1)		(Level 2)	(Level 3)	Total
Equity Securities
Common Stocks	$ 194,446,635	(a)	$ -	$ -	$ 194,446,635
Total Equity Securities	194,446,635		-	-	194,446,635
Other
Mutual Funds Investments	4,101,890	(b)	-	-	4,101,890
Total Other	4,101,890		-	-	4,101,890
Total	$ 198,548,525		$ -	$ -	$ 198,548,525
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at March 31, 2010.

Derivative Financial Instruments

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended March 31, 2010, the Fund wrote 37 Google, Inc. option contracts with exercise prices of $550 each.  All contracts were exercised for a total realized gain of $62,417.  The Fund also wrote 476 Joy Global Inc. option contracts with exercise prices of $55 each.  The Fund covered 388 of these contracts for a total realized loss of $127,162 and 88 contracts were exercised for a total realized gain of $25,738.  The Fund did not hold any option contracts as of March 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)    /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date    April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Andrew S. Wyatt
   Andrew S. Wyatt, President

Date     April 23, 2010

By (Signature and Title)    /s/ Michael P. Eckert
Michael P. Eckert, Treasurer

Date   April 23, 2010